                  RETIREMENT INCOME BUILDER VARIABLE ANNUITY

                                   Issued by

                      Transamerica Life Insurance Company

                        Supplement Dated March 1, 2001
                                    to the
                         Prospectus dated May 1, 2000




Effective March 1, 2001, PFL Life Insurance Company changed its name to Transamerica Life Insurance Company, subject to obtaining the necessary approvals. Therefore, all references to PFL Life Insurance Company in your prospectus and the Statement of Additional Information should be read accordingly.


-------------------------------------------------------------------------------
Please Note:

        Aside from a new name, your policy remains unaffected.
        All of the terms, conditions, rights and benefits remain
        unchanged.
-------------------------------------------------------------------------------


                This Prospectus Supplement must be accompanied
                           by the Prospectus for the
         Retirement Income Builder Variable Annuity dated May 1, 2000

                 RETIREMENT INCOME BUILDER II VARIABLE ANNUITY

                                   Issued by

                      Transamerica Life Insurance Company

                        Supplement Dated March 1, 2001
                                    to the
                         Prospectus dated May 1, 2000




Effective March 1, 2001, PFL Life Insurance Company changed its name to Transamerica Life Insurance Company, subject to obtaining the necessary approvals. Therefore, all references to PFL Life Insurance Company in your prospectus and the Statement of Additional Information should be read accordingly.


-------------------------------------------------------------------------------
Please Note:

        Aside from a new name, your policy remains unaffected.
        All of the terms, conditions, rights and benefits remain
        unchanged.
-------------------------------------------------------------------------------


                This Prospectus Supplement must be accompanied
                           by the Prospectus for the
        Retirement Income Builder II Variable Annuity dated May 1, 2000

                       PORTFOLIO SELECT VARIABLE ANNUITY

                                   Issued by

                      Transamerica Life Insurance Company

                         Supplement Dated March 1, 2001
                                     to the
                          Prospectus dated May 1, 2000




Effective March 1, 2001, PFL Life Insurance Company changed its name to Transamerica Life Insurance Company, subject to obtaining the necessary approvals. Therefore, all references to PFL Life Insurance Company in your prospectus and the Statement of Additional Information should be read accordingly.



-------------------------------------------------------------------------------
Please Note:

        Aside from a new name, your policy remains unaffected.
        All of the terms, conditions, rights and benefits remain
        unchanged.
-------------------------------------------------------------------------------


                This Prospectus Supplement must be accompanied
                          by the Prospectus for the
              Portfolio Select Variable Annuity dated May 1, 2000